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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st March, 2005.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 11TH day of May, 2005.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              210

Form 13F Information Table Value Total:      552,341,614

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
3M Co                     Common     88579Y101   3,290,582       38,401  Sole (a)                       38,401
Abbott Laboratories       Common     002824100   4,988,853      107,011  Sole (a)                      107,011
Accenture                 Common     G1150G111   4,120,715      170,630  Sole (a)                      170,630
ACE                       Common     G0070K103   1,815,343       43,987  Sole (a)                       43,987
ADC Telecommunications    Common     000886101     172,931       86,900  Sole (a)                       86,900
Aeropostale               Common     007865108   1,329,028       40,581  Sole (a)                       40,581
Aetna                     Common     00817Y108   3,610,192       48,168  Sole (a)                       48,168
Affiliated Computer
 Services A               Common     008190100   3,199,085       60,088  Sole (a)                       60,088
Aflac Inc.                Common     001055102   1,958,497       52,563  Sole (a)                       52,563
Agere Systems Inc A       Common     00845V100   1,493,535    1,044,430  Sole (a)                    1,044,430
Agere Systems Inc B       Common     00845V209     561,955      395,743  Sole (a)                      395,743
Agilent Technologies      Common     00846U101     226,440       10,200  Sole (a)                       10,200
Albertson's Inc           Common     013104104     689,710       33,400  Sole (a)                       33,400
ALCOA Inc                 Common     013817101   3,386,996      111,451  Sole (a)                      111,451
Alkermes                  Common     01642T108     682,319       65,734  Sole (a)                       65,734
Alltel                    Common     020039103   1,124,425       20,500  Sole (a)                       20,500
Altera Corp               Common     021441100   1,328,029       67,140  Sole (a)                       67,140
Altria Group Inc          Common     02209S103   2,458,664       37,600  Sole (a)                       37,600
American Express          Common     025816109   1,827,385       35,573  Sole (a)                       35,573
American Intl Group
 Inc                      Common     026874107   6,854,882      123,712  Sole (a)                      123,712
Amgen Inc                 Common     031162100   2,751,470       47,268  Sole (a)                       47,268
Anadarko Petroleum        Common     032511107   3,461,941       45,492  Sole (a)                       45,492
Anheuser Busch
 Companies                Common     035229103   4,160,558       87,794  Sole (a)                       87,794
Apple Computer            Common     037833100   1,120,923       26,900  Sole (a)                       26,900
Applied Materials         Common     038222105   1,869,254      115,031  Sole (a)                      115,031
Automatic Data            Common     053015103   3,179,179       70,727  Sole (a)                       70,727
Avaya Inc                 Common     053499109     263,641       22,572  Sole (a)                       22,572
Bank of America           Common     060505104   9,114,632      206,681  Sole (a)                      206,681
Bank of New York          Common     064057102     917,980       31,600  Sole (a)                       31,600
Bard (C.R)                Common     067383109     568,808        8,355  Sole (a)                        8,355
BearingPoint Inc          Common     074002106   1,179,881      134,536  Sole (a)                      134,536
Beckman Coulter           Common     075811109   1,503,564       22,627  Sole (a)                       22,627
Bed Bath and  Beyond      Common     075896100   2,076,459       56,827  Sole (a)                       56,827
Bellsouth Corp            Common     079860102   1,993,728       75,836  Sole (a)                       75,836
Best Buy Company          Common     086516101   1,506,285       27,889  Sole (a)                       27,889
Biomet Inc.               Common     090613100     373,890       10,300  Sole (a)                       10,300
BMC Software Inc          Common     055921100     243,000       16,200  Sole (a)                       16,200
Boston Scientific
 Corp                     Common     101137107   3,850,171      131,450  Sole (a)                      131,450
Brinker International
 Inc                      Common     109641100     440,327       12,157  Sole (a)                       12,157
Bristol Myers             Common     110122108   7,280,516      285,959  Sole (a)                      285,959
Burlington Resources
 Inc                      Common     122014103   3,108,696       62,087  Sole (a)                       62,087
Cadence Design System
 Inc                      Common     127387108     327,405       21,900  Sole (a)                       21,900
Caesars Entertainment     Common     127687101     472,981       23,900  Sole (a)                       23,900
Capital One Financial     Common     14040H105   4,310,790       57,654  Sole (a)                       57,654
Cardinal Health           Common     14149Y108   3,598,933       64,497  Sole (a)                       64,497
Carnival Corp             Common     143658300   3,291,800       63,536  Sole (a)                       63,536
Centerpoint Energy        Common     15189T107   3,699,008      307,482  Sole (a)                      307,482
Centex Corp               Common     152312104   2,746,726       47,961  Sole (a)                       47,961

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp       Common     808513105     571,744       54,400  Sole (a)                       54,400
Check Point Software
 Technologies             Common     001082411   3,617,688      166,407  Sole (a)                      166,407
Cheesecake Factory        Common     163072101   1,120,255       31,601  Sole (a)                       31,601
ChevronTexaco
 Corporation              Common     166764100  14,445,894      247,743  Sole (a)                      247,743
Chicago Mercantile
 Exchange                 Common     167760107   1,502,568        7,744  Sole (a)                        7,744
Chiron                    Common     170040109     322,026        9,185  Sole (a)                        9,185
Cigna Corp                Common     125509109     553,660        6,200  Sole (a)                        6,200
Cincinnati Finl Corp      Common     172062101     802,424       18,400  Sole (a)                       18,400
Cisco Systems             Common     17275R102   4,580,448      256,034  Sole (a)                      256,034
Citigroup                 Common     172967101  12,871,400      286,413  Sole (a)                      286,413
Coca Cola Co              Common     191216100   3,230,467       77,525  Sole (a)                       77,525
Comcast Corp New          Common     20030N101   5,250,425      155,430  Sole (a)                      155,430
Commerce Bancorp/NJ       Common     200519106   5,297,870      163,162  Sole (a)                      163,162
Computer  Association     Common     204912109     265,580        9,800  Sole (a)                        9,800
Computer Sciences
 Corporation              Common     205363104     307,195        6,700  Sole (a)                        6,700
Comverse Technology
 Inc                      Common     205862402     348,036       13,800  Sole (a)                       13,800
Corning Inc               Common     219350105     659,809       59,282  Sole (a)                       59,282
Costco Wholesale          Common     22160K105   2,461,665       55,719  Sole (a)                       55,719
Countrywide Financial
 Corp                     Common     222372104   4,973,554      153,221  Sole (a)                      153,221
CVS Corp                  Common     126650100   3,965,812       75,367  Sole (a)                       75,367
Dell Inc                  Common     24702R101   3,672,952       95,600  Sole (a)                       95,600
Devon Energy Corp         Common     25179M103   7,214,213      151,083  Sole (a)                      151,083
Dollar General            Common     256669102     688,171       31,409  Sole (a)                       31,409
Dow Chemical              Common     260543103   1,321,025       26,500  Sole (a)                       26,500
Dow Jones & Co            Common     260561105     310,171        8,300  Sole (a)                        8,300
Duke Realty               Common     264411505   2,416,626       80,959  Sole (a)                       80,959
E*Trade Financial         Common     269246104     697,968       58,164  Sole (a)                       58,164
Ebay Inc                  Common     278642103   2,218,051       59,529  Sole (a)                       59,529
Edison International      Common     281020107   4,871,876      140,319  Sole (a)                      140,319
EMC Corp                  Common     268648102     166,320       13,500  Sole (a)                       13,500
Equifax Inc               Common     294429105   1,696,758       55,287  Sole (a)                       55,287
Estee Lauder Co's
 Inc.                     Common     518439104     301,456        6,702  Sole (a)                        6,702
Expeditors Intl Wash      Common     302130109   3,426,557       63,988  Sole (a)                       63,988
Express Scripts Inc       Common     302182100   2,445,069       28,043  Sole (a)                       28,043
Exxon Mobil Corp          Common     30231G102  15,881,016      266,460  Sole (a)                      266,460
Fannie Mae                Common     313586109   2,964,911       54,452  Sole (a)                       54,452
FedEx Corporation         Common     31428X106   4,439,795       47,257  Sole (a)                       47,257
First Data Corp           Common     319963104     845,008       21,496  Sole (a)                       21,496
First Horizon
 National Corp            Common     320517105     571,264       14,005  Sole (a)                       14,005
Flextronics
 International            Common     999900002     130,646       10,851  Sole (a)                       10,851
Freddie Mac               Common     313400301   6,088,562       96,338  Sole (a)                       96,338
Freeport McMoran
 Copper B                 Common     35671D857   2,435,223       61,480  Sole (a)                       61,480
Gannett Company           Common     364730101   2,357,375       29,810  Sole (a)                       29,810
General Electric          Common     369604103  24,781,189      687,221  Sole (a)                      687,221
Genworth Financial
 CL A                     Common     37247D106   3,946,340      143,399  Sole (a)                      143,399
Genzyme General           Common     372917104     744,120       13,000  Sole (a)                       13,000
Georgia Pacific Corp      Common     373298108   1,783,976       50,267  Sole (a)                       50,267
Gilead Sciences           Common     375558103     205,385        5,737  Sole (a)                        5,737

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co               Common     375766102   2,778,066       55,033  Sole (a)                       55,033
Goldman Sachs Group       Common     38141G104   3,724,591       33,863  Sole (a)                       33,863
H and R Block             Common     093671105   5,040,853       99,661  Sole (a)                       99,661
Harley Davidson           Common     412822108   4,594,808       79,550  Sole (a)                       79,550
Heinz (H.J.) Co.          Common     423074103   5,823,336      158,071  Sole (a)                      158,071
Hewlett Packard           Common     428236103   3,045,404      138,806  Sole (a)                      138,806
Hilton Hotels Corp        Common     432848109     484,995       21,700  Sole (a)                       21,700
Home Depot
 Incorporated             Common     437076102   1,427,423       37,328  Sole (a)                       37,328
Honeywell
 International            Common     438516106   1,695,734       45,572  Sole (a)                       45,572
Huntington Bancshares     Common     446150104     382,400       16,000  Sole (a)                       16,000
IBM                       Common     459200101   3,097,051       33,892  Sole (a)                       33,892
Indymac Bancorp           Common     456607100   2,851,954       83,881  Sole (a)                       83,881
Informatica               Common     45666Q102   2,387,714      288,720  Sole (a)                      288,720
Intel Corporation         Common     458140100   6,328,688      272,436  Sole (a)                      272,436
Investors Financial
 Svcs                     Common     461915100   1,774,259       36,276  Sole (a)                       36,276
Invitrogen                Common     46185R100     413,401        5,974  Sole (a)                        5,974
Ivax Corp                 Common     465823102   1,875,837       94,883  Sole (a)                       94,883
Jabil Circuit             Common     466313103     305,164       10,700  Sole (a)                       10,700
JC Penney Co Inc          Common     708160106     870,906       16,774  Sole (a)                       16,774
Jefferson Pilot           Common     475070108     686,700       14,000  Sole (a)                       14,000
Johnson&Johnson           Common     478160104   5,008,054       74,569  Sole (a)                       74,569
JPMorgan Chase            Common     46625H100   5,233,665      151,262  Sole (a)                      151,262
Kellogg Co                Common     487836108   4,145,396       95,803  Sole (a)                       95,803
Kimberly Clark            Common     494368103   4,281,126       65,132  Sole (a)                       65,132
Knight Ridder Inc         Common     499040103     708,882       10,541  Sole (a)                       10,541
Kohls Corporation         Common     500255104   2,533,536       49,071  Sole (a)                       49,071
Level 3
 Communications           Common     52729N100     405,614      196,900  Sole (a)                      196,900
Liberty Property
 Trust                    Common     531172104   1,845,894       47,270  Sole (a)                       47,270
Lifepoint Hospitals       Common     53219L109   2,137,595       48,759  Sole (a)                       48,759
Limited Brands            Common     532716107     736,290       30,300  Sole (a)                       30,300
Linear Technology
 Corporation              Common     535678106     226,029        5,900  Sole (a)                        5,900
Liz Claiborne             Common     539320101   2,485,692       61,941  Sole (a)                       61,941
Lockheed Martin Corp      Common     539830109   3,691,382       60,455  Sole (a)                       60,455
Lucent Technologies
 Inc                      Common     549463107     303,325      110,300  Sole (a)                      110,300
Marathon Oil Corp         Common     565849106   1,609,262       34,298  Sole (a)                       34,298
Marsh & Mclennan          Common     571748102   1,519,084       49,937  Sole (a)                       49,937
Masco Corp.               Common     574599106   5,213,085      150,363  Sole (a)                      150,363
Maxtor                    Common     577729205   1,435,469      269,825  Sole (a)                      269,825
Mc Graw Hill Cos Inc      Common     580645109   1,291,300       14,800  Sole (a)                       14,800
McDATA Corporation        Common     580031201     971,767      257,763  Sole (a)                      257,763
McDonald's Corp           Common     580135101     423,504       13,600  Sole (a)                       13,600
Medco health
 Solutions Inc            Common     58405U102     622,797       12,564  Sole (a)                       12,564
MedImmune                 Common     584699102   2,571,385      107,996  Sole (a)                      107,996
Medtronic                 Common     585055106   1,961,881       38,506  Sole (a)                       38,506
Mellon Financial corp     Common     58551A108     781,996       27,400  Sole (a)                       27,400
Merck & Co Inc            Common     589331107   4,793,414      148,082  Sole (a)                      148,082
MGIC Investment           Common     552848103     481,026        7,800  Sole (a)                        7,800
Microsoft Corporation     Common     594918104  13,467,113      557,183  Sole (a)                      557,183

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Millennium
 Pharmaceuticals          Common     599902103   1,743,125      207,022  Sole (a)                      207,022
Motorola                  Common     620076109     996,777       66,585  Sole (a)                       66,585
National City Corp        Common     635405103     824,100       24,600  Sole (a)                       24,600
New York Community
 Bancorp Inc              Common     649445103     920,821       50,706  Sole (a)                       50,706
News Corp   Class B       Common     65248E203     359,737       20,428  Sole (a)                       20,428
Nextel Communications
 Inc A                    Common     65332V103     701,974       24,700  Sole (a)                       24,700
Nextel Partners           Common     65333F107     386,825       17,615  Sole (a)                       17,615
NTL                       Common     62940M104   1,519,166       23,860  Sole (a)                       23,860
Oracle Corporation        Common     68389X105   3,332,534      267,030  Sole (a)                      267,030
Pepco Holdings            Common     713291102   4,088,600      194,788  Sole (a)                      194,788
Petco Animal Supplies     Common     716016209   2,912,959       79,135  Sole (a)                       79,135
Petsmart Inc              Common     716768106     334,621       11,639  Sole (a)                       11,639
Pfizer Inc                Common     717081103   7,728,818      294,207  Sole (a)                      294,207
Polycom Inc               Common     73172K104   3,228,806      190,490  Sole (a)                      190,490
Primus Guaranty           Common     G72457107     675,293       51,826  Sole (a)                       51,826
Procter & Gamble          Common     742718109   7,213,353      136,101  Sole (a)                      136,101
Progressive Corp          Common     743315103   2,053,222       22,376  Sole (a)                       22,376
Providian Financial
 Corp                     Common     74406A102   2,135,442      124,443  Sole (a)                      124,443
Prudential Financial      Common     744320102   2,943,185       51,275  Sole (a)                       51,275
Qualcomm Inc              Common     747525103     710,020       19,373  Sole (a)                       19,373
Qwest Communications
 Intl                     Common     749121109     457,690      123,700  Sole (a)                      123,700
Radian Group Inc          Common     750236101   3,865,412       80,968  Sole (a)                       80,968
Raytheon                  Common     755111507   5,526,747      142,810  Sole (a)                      142,810
S&P Depos Recpts          Common     78462F103   1,486,422       12,600  Sole (a)                       12,600
Sara Lee Corporation      Common     803111103   4,626,786      208,790  Sole (a)                      208,790
SBC Communications
 Inc                      Common     78387G103   2,138,591       90,274  Sole (a)                       90,274
Schering  Plough Corp     Common     806605101   3,233,114      178,133  Sole (a)                      178,133
Siebel Systems            Common     826170102   1,972,025      215,994  Sole (a)                      215,994
Silicon Laboratories
 Inc                      Common     826919102   1,860,440       62,620  Sole (a)                       62,620
SLM Corp                  Common     78442P106   2,367,450       47,501  Sole (a)                       47,501
Solectron Corp            Common     834182107     185,992       53,600  Sole (a)                       53,600
Sprint Corp               Common     852061100     601,897       26,457  Sole (a)                       26,457
SPX                       Common     784635104   4,033,436       93,194  Sole (a)                       93,194
St Jude Medical           Common     790849103   3,749,688      104,158  Sole (a)                      104,158
Staples                   Common     855030102   1,987,727       63,243  Sole (a)                       63,243
Starwood Hotels           Common     85590A203   2,186,353       36,421  Sole (a)                       36,421
State Street              Common     857477103     852,540       19,500  Sole (a)                       19,500
Station Casinos           Common     857689103   1,544,869       22,870  Sole (a)                       22,870
Symantec Corp             Common     871503108   4,570,934      214,296  Sole (a)                      214,296
Sysco Corporation         Common     871829107     766,442       21,409  Sole (a)                       21,409
Target Corp.              Common     87612E106   4,334,633       86,658  Sole (a)                       86,658
Tellabs Inc               Common     879664100     212,430       29,100  Sole (a)                       29,100
Temple Inland             Common     879868107     466,497        6,430  Sole (a)                        6,430
Tenet Healthcare
 Corporation              Common     88033G100   1,660,032      143,975  Sole (a)                      143,975
Texas Instruments
 Inc                      Common     882508104     479,212       18,800  Sole (a)                       18,800
The DIRECTV Group
 Inc.                     Common     25459L106   2,637,807      182,927  Sole (a)                      182,927
The PMI Group             Common     69344M101   1,036,571       27,271  Sole (a)                       27,271
Time Warner Inc           Common     887317105   6,255,838      356,458  Sole (a)                      356,458

------------------------------------------------------------------------------------------------------------------------------------
     Item 1               Item 2       Item 3      Item 4        Item 5             Item 6:                      Item 7:
                                                                             Investment Discretion      Managers Voting Authority
                                                                         ---------------------------- ------------------------------
                         Title of                                          Sole     Shared    Shared    Sole      Shared     None
   Name of Sec            Class       Cusip No    Fair Mv        SH/PRN    (a)       (b)     Other(c)    (a)       (b)        (c)
------------------------------------------------------------------------------------------------------------------------------------
Trowe Price Group         Common     74144T108     844,977       14,230  Sole (a)                       14,230
TXU Corp                  Common     873168108   4,247,385       53,339  Sole (a)                       53,339
Tyco International        Common     902124106   1,430,348       42,318  Sole (a)                       42,318
Unisys Corp               Common     909214108     158,144       22,400  Sole (a)                       22,400
UnitedHealth Group
 Incorporated             Common     91324P102   1,259,016       13,200  Sole (a)                       13,200
Urban Outfitters          Common     917047102   1,526,261       31,817  Sole (a)                       31,817
Verizon
 Communications           Common     92343V104   4,133,940      116,449  Sole (a)                      116,449
Viacom Inc B              Common     925524308   1,472,334       42,272  Sole (a)                       42,272
Wal Mart Stores           Common     931142103   3,896,203       77,753  Sole (a)                       77,753
Walgreen                  Common     931422109   3,699,875       83,293  Sole (a)                       83,293
Washington Post Co        Common     939640108   2,792,856        3,124  Sole (a)                        3,124
Wells Fargo and
 Company                  Common     949746101   4,867,720       81,400  Sole (a)                       81,400
Weyerhaeuser Co           Common     962166104   5,848,393       85,378  Sole (a)                       85,378
Whirlpool Corp            Common     963320106   2,133,360       31,498  Sole (a)                       31,498
Whole Foods Market        Common     966837106     868,411        8,503  Sole (a)                        8,503
Wyeth                     Common     983024100     574,829       13,628  Sole (a)                       13,628
Yahoo                     Common     984332106   1,389,561       40,990  Sole (a)                       40,990
Zimmer Holdings Inc       Common     98956P102     513,546        6,600  Sole (a)                        6,600
                                               552,341,614   18,412,307